EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

June 5, 2012

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	EuroPacific Growth Fund
File Nos. 002-83847 and 811-03734

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on May 31, 2012 of the Registrant’s Post-Effective Amendment No. 45 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940.

Sincerely,

/s/  Vincent P. Corti

Vincent P. Corti